RETIREMENT BENEFIT OBLIGATIONS (Details) - Schedule of Composition of Scheme Assets - Retirement Scheme Assets [Member] - GBP (£) £ in Millions		Dec. 31, 2019	Dec. 31, 2018
RETIREMENT BENEFIT OBLIGATIONS (Details) - Schedule of Composition of Scheme Assets [Line Items]
Equity instruments		£ 594	£ 859
Fixed interest government bonds	[1]	8,893	7,449
Index-linked government bonds	[1]	18,207	16,477
Corporate and other debt securities	[1]	10,588	8,813
Asset-backed securities	[1]		138
Debt instruments	[1]	37,688	32,877
Property		158	556
Pooled investment vehicles		15,358	15,072
Money market instruments, cash, derivatives and other assets and liabilities		(8,007)	(7,126)
At 31 December		45,791	42,238
Quoted [Member]
RETIREMENT BENEFIT OBLIGATIONS (Details) - Schedule of Composition of Scheme Assets [Line Items]
Equity instruments		555	637
Fixed interest government bonds	[1]	8,893	7,449
Index-linked government bonds	[1]	18,207	16,477
Corporate and other debt securities	[1]	10,588	8,813
Asset-backed securities	[1]		138
Debt instruments	[1]	37,688	32,877
Pooled investment vehicles		4,773	4,578
Money market instruments, cash, derivatives and other assets and liabilities		204	(283)
At 31 December		43,220	37,809
Unquoted [Member]
RETIREMENT BENEFIT OBLIGATIONS (Details) - Schedule of Composition of Scheme Assets [Line Items]
Equity instruments		39	222
Fixed interest government bonds	[1]
Index-linked government bonds	[1]
Corporate and other debt securities	[1]
Asset-backed securities	[1]
Debt instruments	[1]
Property		158	556
Pooled investment vehicles		10,585	10,494
Money market instruments, cash, derivatives and other assets and liabilities		(8,211)	(6,843)
At 31 December		£ 2,571	£ 4,429

[1]	Of the total debt instruments, 33,134 million (31 December 2018: 29,033 million) were investment grade (credit ratings equal to or better than 'BBB').